Significant accounting policies, judgements, estimates and assumptions - Summary of useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2019
Land improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	15 years
Land improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	25 years
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	20 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	50 years
Refineries | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	20 years
Refineries | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	30 years
Petrochemicals plants | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	20 years
Petrochemicals plants | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	30 years
Pipelines | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	10 years
Pipelines | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	50 years
Service stations
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	15 years
Office equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	3 years
Office equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	7 years
Fixtures and fittings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	5 years
Fixtures and fittings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	15 years